NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for interest and income taxes:
	2012	2011

Income Taxes	$-0-	$-0-
Interest	$-0-	$-0-